Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of contingent liabilities [abstract]
Schedule of Research and Development Commitments

	As of December 31, 2025	As of December 31, 2024
Within one year	31,449	21,933
Between one and five years	10,537	10,232
Total	41,986	32,165